BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following reflects the net income and share data used in the basic and diluted earnings per share calculation.

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $, except number of shares and per share data)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2023	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Net income attributable to Owners of Cool Company Ltd. / Predecessor's Parent - basic and diluted	174,729	85,742	15,038	15,866
Weighted average number of shares outstanding	53,689,683	40,451,470	1,010,000	1,010,000
Basic and diluted earnings per share(1)	$3.25	$2.12	$14.89	$15.71

(1) The effects of share options and RSUs (see Note 24) were excluded from the calculation of diluted EPS because the effect was anti-dilutive.